UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08134

Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Eaton Vance Florida Insured Municipals Fund                                                                         as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.5%

Principal Amount (000’s omitted)	Security	Value
Hospital — 5.5%
$1,000	Highlands County, Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Heath System), 5.00%, 11/15/31	$1,043,190
250	Highlands County, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	275,737
570	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), 5.00%, 11/15/36	599,349
400	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	421,748
		$2,340,024
Housing — 0.5%
225	Pinellas County Housing Finance Authority, (Single Family Mortgage Revenue), (GNMA), (AMT), 5.80%, 3/1/29	$230,195
		$230,195
Insured-Electric Utilities — 6.2%
1,250	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$1,287,337
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.71%, 7/1/29 (1)(2)	672,384
600	Puerto Rico Electric Power Authority, (MBIA), 5.5%, 7/1/16 (6)(7)	687,856
		$2,647,577
Insured-Escrowed/Prerefunded — 6.0%
1,160	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	$691,975
1,000	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,180,130
150	Florida Housing Finance Authority, (Mariner Club Apartments), (AMBAC), (AMT), Prerefunded to 3/1/07, 6.375%, 9/1/36	154,089
500	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, 5.00%, 6/1/26 (6)(7)	515,687
		$2,541,881
Insured-General Obligations — 3.4%
1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32 (4)	$1,048,550
330	Puerto Rico, (FSA), Variable Rate, 6.00%, 7/1/27 (1)(3)	393,419
		$1,441,969
Insured-Hospital — 10.9%
770	Brevard County, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$803,587

1

$250	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	$271,267
350	Miami Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	366,919
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,189,250
1,900	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,012,290
		$4,643,313
Insured-Housing — 1.2%
500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36 (5)	$510,535
		$510,535
Insured-Lease Revenue / Certificates of Participation — 1.2%
500	Broward County, School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$520,595
		$520,595
Insured-Miscellaneous — 1.2%
500	St. John’s County Industrial Development Authority, (Professional Golf), (MBIA), 5.00%, 9/1/23	$528,885
		$528,885
Insured-Solid Waste — 1.2%
500	Dade County Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$510,525
		$510,525
Insured-Special Assessment Revenue — 3.9%
345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$359,828
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	808,882
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	512,520
		$1,681,230
Insured-Special Tax Revenue — 22.1%
1,415	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,416,641
1,250	Clearwater, Spring Training Facilities, (MBIA), 5.375%, 3/1/31	1,490,613
415	Dade County, Special Obligations, Residual Certificates, (AMBAC), Variable Rate, 7.355%, 10/1/35 (1)(3)	435,065
1,230	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	1,273,530
5,055	Miami Dade County, (MBIA), 0.00%, 10/1/36	1,128,680
900	Orange County, Tourist Development Tax, (AMBAC), 5.125%, 10/1/30 (6)(7)	948,837

2

$600	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (6)(7)	$607,720
340	Sunrise Public Facilities Sales Tax, (MBIA), 0.00%, 10/1/15	240,203
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	883,724
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	1,038,317
		$9,463,330
Insured-Transportation — 24.8%
500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$511,085
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	510,570
1,200	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18 (6)(7)	1,254,500
200	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/26	209,932
1,000	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	1,047,740
1,125	Miami-Dade County Aviation Revenue, (Miami International Airport), (CIFG), 5.00%, 10/1/38 (6)(7)	1,172,618
1,250	Palm Beach County, Airport Systems, (MBIA), (AMT), 5.00%, 10/1/34	1,312,063
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	524,895
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	803,078
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (6)(7)	939,293
540	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	506,428
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	523,910
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,308,663
		$10,624,775
Insured-Water and Sewer — 21.4%
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	$257,748
1,330	Fort Lauderdale, Water and Sewer, (MBIA), 4.50%, 9/1/35	1,334,655
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,012,130
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,064,780
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	526,385
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,042,790
750	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	789,930
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,081,690
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	291,248

3

$980	Tampa Bay Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	$981,137
462	Tampa Bay, Water Utility System, (FGIC), 4.75%, 10/1/27 (6)(7)	475,330
289	Tampa Bay, Water Utility System, (FGIC), 4.75%, 10/1/27 (6)(7)	293,492
		$9,151,315
Total Tax-Exempt Investments — 109.5% (identified cost $43,926,159)		$46,836,149
Other Assets, Less Liabilities — (9.5%)		$(4,060,602)
Net Assets — 100.0%		$42,775,547

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 94.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 43.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $1,500,868 or 3.5% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover interest rate swap contracts.
(6)	Security valued at fair value using methods determined in good faith by or at the discretion of the Trustees.
(7)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the fund.

4

A summary of financial instruments at October 31, 2006, is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/6	85 U.S. Treasury Bond	Short	$(9,348,974)	$(9,575,781)	$(226,807)

At October 31, 2006, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services Inc., whereby the Fund makes semi-annual payments at a fixed rate equal to 4.176% on the notional amount of $1,800,000. In exchange, the Fund receives payments every six months at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. The value of the contract, which terminates April 2, 2037, is recorded as a payable for open swap contracts of $63,345, on October 31, 2006.

At October 31, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,762,717
Gross unrealized appreciation	$2,976,219
Gross unrealized depreciation	(7,870)
Net unrealized appreciation	$2,968,349

5

Eaton Vance Hawaii Municipals Fund                                                                                         as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.3%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$305,001
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	501,825
		$806,826
Electric Utilities — 1.7%
500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$324,650
		$324,650
Escrowed / Prerefunded — 4.4%
750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$813,795
		$813,795
General Obligations — 5.5%
575	Maui County, 5.00%, 3/1/21	$604,647
200	Maui County, 5.50%, 3/1/19	214,488
285	Puerto Rico, 0.00%, 7/1/15	201,341
		$1,020,476
Hospital — 3.1%
100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$105,743
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	308,901
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	154,573
		$569,217
Housing — 2.6%
415	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	$482,740
		$482,740
Industrial Development Revenue — 1.9%
345	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$363,088
		$363,088
Insured-Education — 8.9%
500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$503,305
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	253,625

1

$500	University of Hawaii, (MBIA), 4.50%, 7/15/32	$501,725
400	University of Puerto Rico, (MBIA), 5.375%, 6/1/30	401,828
		$1,660,483
Insured-Electric Utilities — 7.5%
250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$266,170
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	512,670
600	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (4)(5)	618,810
		$1,397,650
Insured-Escrowed / Prerefunded — 8.1%
100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$110,475
1,000	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31 (3)	1,072,690
300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (4)(5)	322,377
		$1,505,542
Insured-General Obligations — 18.3%
350	Hawaii County, (FGIC), 5.125%, 7/15/21	$370,951
350	Hawaii County, (FGIC), 5.55%, 5/1/10	372,743
375	Hawaii, (FSA), 5.125%, 2/1/22	397,511
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,089,770
500	Kauai County, (FGIC), 5.00%, 8/1/29	531,450
400	Kauai County, (MBIA), 5.00%, 8/1/24	419,772
200	Puerto Rico, (FSA), Variable Rate, 6.00%, 7/1/27 (1)(2)	238,436
		$3,420,633
Insured-Special Tax Revenue — 7.3%
95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$37,329
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	157,712
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28 (4)(5)	616,139
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	552,575
		$1,363,755
Insured-Transportation — 14.9%
500	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	$524,060
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	260,588
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	938,331

2

$500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	$522,400
450	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)(5)	531,675
		$2,777,054
Insured-Water and Sewer — 12.7%
500	Honolulu, City and County Board Water Supply Systems, (MBIA), 4.75%, 7/1/31	$517,015
1,000	Honolulu, City and County Wastewater System, (FGIC), 0.00%, 7/1/18	617,150
150	Honolulu, City and County Wastewater System, (FGIC), 5.00%, 7/1/25	159,812
1,000	Honolulu, City and County Wastewater System, (MBIA), 5.00%, 7/1/25	1,073,240
		$2,367,217
Other Revenue — 3.5%
600	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (4)(5)	$647,070
		$647,070
Special Tax Revenue — 1.4%
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	$258,678
		$258,678
Transportation — 1.5%
250	Hawaii Highway Revenue, 5.50%, 7/1/18	$288,335
		$288,335
Total Tax-Exempt Investments — 107.6% (identified cost $18,720,458)		$20,067,209
Other Assets, Less Liabilities — (7.6%)		$(1,410,262)
Net Assets — 100.0%		$18,656,947

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 72.1% of total investments are backed by bond insurance of various financial institutions

3

and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 23.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $238,436 or 1.3% of the Fund's net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees
(5)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	50 U.S. Treasury Bond	Short	$(5,506,038)	$(5,632,813)	$(126,775)

At October 31, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,983,976
Gross unrealized appreciation	$1,393,233
Gross unrealized depreciation	—
Net unrealized appreciation	$1,393,233

4

Eaton Vance High Yield Municipals Fund                                                                                   as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.6%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.5%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,055,020
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,938,039
4,620	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,790,709
2,050	Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	2,063,079
1,150	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	1,160,982
		$17,007,829
Education — 1.1%
12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32 (7)(8)	$12,726,300
		$12,726,300
Electric Utilities — 7.7%
18,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$18,087,120
4,920	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	5,113,651
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,344,670
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,769,145
16,000	Farmington, NM, Pollution Control Revenue, 4.875%, 4/1/33	16,433,760
22,100	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	22,830,626
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,255,160
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,091,959
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,504,890
6,200	Pennsylvania Economic Development Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	6,659,420
3,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	3,187,920
		$90,278,321
Escrowed / Prerefunded — 3.8%
25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21 (3)	$13,497,000

$4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$5,306,802
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,796,550
3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,767,150
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,850,250
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18 (4)	4,230,159
1,830	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,924,867
754	New York, NY, 5.25%, 6/1/28 (7)(8)	829,717
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,598,967
3,620	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,928,931
		$44,730,393
General Obligations — 6.3%
16,500	California, 4.75%, 9/1/35	$16,867,455
1,195	California, 5.00%, 2/1/32	1,248,679
2,200	California, 5.25%, 2/1/30	2,318,800
2,000	California, 5.25%, 2/1/33	2,123,860
15,420	California, 5.25%, 4/1/34 (3)	16,526,385
8,246	New York, NY, 5.25%, 6/1/28 (7)(8)	8,759,153
15,000	Puerto Rico, 5.00%, 7/1/35	15,780,000
10,000	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	10,429,300
		$74,053,632
Health Care-Miscellaneous — 1.3%
2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19 (3)	$2,945,713
789	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93, 7.75%, 7/1/17	789,821
1,740	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	1,798,117
897	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	928,640
742	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	768,048

$1,621	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	$1,758,467
1,361	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,480,555
268	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	284,510
608	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	631,714
1,684	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	1,687,481
674	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	702,414
1,349	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,400,026
424	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	441,762
		$15,617,268
Hospital — 14.8%
4,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,150,440
7,650	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	7,972,906
5,000	California Health Facilities Financing Authority, (Kaiser Foundation Health Plan), 5.00%, 4/1/37	5,217,300
7,955	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	8,276,462
19,600	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	20,848,912
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	2,067,720
6,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	7,089,405
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	4,108,494
2,190	Chautauqua County, NY, Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	2,294,923
600	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	625,038

$875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	$912,459
1,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	1,084,680
10,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	10,388,100
1,855	Hillsborough County, FL, Industrial Development Authority, (Tampa General Hospital), 5.25%, 10/1/28	1,958,824
1,780	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	1,799,206
16,795	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	17,380,474
9,195	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	9,756,814
7,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.375%, 7/1/23	7,437,290
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	2,151,160
6,500	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	6,832,735
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	5,224,134
2,000	New Hampshire Health and Educational Facilities Authority, (Littleton Hospital), 6.00%, 5/1/28	2,051,880
2,000	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36 (5)	2,081,540
12,200	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46 (5)	12,618,948
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,235,160
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,625,485
875	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13 (6)	26,250
5,900	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (6)	177,000
4,890	St. Mary Hospital Authority, PA, (Catholic Health East), 5.375%, 11/15/34	5,209,121
10,000	Sullivan County, TN, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36 (5)	10,517,000
3,410	Washington County, AR, Hospital Revenue, (Regional Medical Center), 5.00%, 2/1/35	3,503,468
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,436,120
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,883,188
		$172,942,636

Housing — 3.3%
$4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$4,970,473
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19 (1)	4,443,240
1,740	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,833,682
470	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	493,716
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 5.90%, 11/29/49 (1)	4,249,040
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49 (1)	5,312,500
3,060	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,248,129
1,370	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,429,307
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/07 (6)	837,425
2,000	Texas Student Housing Corp., (University of Northern Texas), 11.00%, 7/1/31 (3)(6)	2,146,660
9,600	Wisconsin Housing and Economic Development Authority, WI, (AMT), 4.875%, 3/1/36	9,692,736
		$38,656,908
Industrial Development Revenue — 15.1%
2,170	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$2,229,898
3,065	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,547,247
12,160	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	12,403,200
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,210,093
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	4,044,846
5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	5,139,500
15,100	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	15,565,080
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	8,243,062
450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	450,725
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,760,426
3,785	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,904,341

$5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	$5,711,382
2,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	2,547,625
3,620	Kansas City, MO, Industrial Development Authority, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	3,739,315
12,500	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	14,557,375
21,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (7)(8)	24,456,600
2,730	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,803,028
590	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	650,457
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,325,766
5,500	Middlesex County, NJ, Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	5,834,125
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,487,992
13,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	13,446,420
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,118,950
4,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), 8.00%, 8/1/28	4,934,360
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	8,449,840
5,995	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	7,083,992
2,500	New York City, NY, Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	2,573,400
8,200	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,446,738
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,272,460
		$176,938,243
Insured-Education — 0.9%
10,000	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26 (7)(8)	$10,625,910
		$10,625,910
Insured-Electric Utilities — 0.5%
1,500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7.091%, 7/1/29 (1)(2)	$1,771,440

$3,825	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (7)(8)	$3,944,914
		$5,716,354
Insured-Escrowed/Prerefunded — 0.5%
6,000	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30 (7)(8)	$6,351,840
		$6,351,840
Insured-General Obligations — 6.9%
2,299	California, (AMBAC), 5.50%, 10/1/30 (7)(8)	$2,467,175
528	California, (AMBAC), 5.50%, 10/1/30 (7)(8)	567,621
173	California, (AMBAC), 5.50%, 10/1/30 (7)(8)	185,654
4,555	California, (AMBAC), 5.00%, 2/1/28 (7)(8)	5,169,611
9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36 (5)	6,596,838
15,000	Connecticut, (AMBAC), 5.25%, 6/1/19 (7)(8)	17,118,700
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,467,815
1,545	Geary County, KS, (XLCA), 3.50%, 9/1/31	1,328,793
4,900	Louisiana, (FSA), 4.25%, 5/1/25	4,878,244
4,740	Mississippi, (FSA), 5.25%, 11/1/21 (7)(8)	5,435,326
5,380	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.50%, 10/1/36	5,357,888
4,900	Puerto Rico, (FSA), Variable Rate, 6.00%, 7/1/27 (1)(2)	5,841,682
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29 (7)(8)	11,966,522
6,000	Texas Transportation Commission, (FGIC), 4.50%, 4/1/30	6,022,080
5,400	Texas Transportation Commission, (FGIC), 4.50%, 4/1/35	5,369,814
		$80,773,763
Insured-Hospital — 0.7%
7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (7)(8)	$7,710,032
		$7,710,032
Insured-Housing — 0.4%
3,985	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (7)(8)	$4,214,496
		$4,214,496
Insured-Miscellaneous — 0.7%
10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26 (3)	$4,316,877
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,743,800
		$8,060,677

Insured-Special Tax Revenue — 1.6%
$10,390	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39 (5)	$10,698,375
8,300	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	8,508,994
		$19,207,369
Insured-Transportation — 11.6%
2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,344,005
4,995	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), 5.50%, 11/1/18 (7)(8)	5,453,325
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,267,800
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33 (3)	3,841,050
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34 (3)	4,834,000
7,170	Harris County, TX, Toll Road, Senior Lien, (MBIA), 4.50%, 8/15/36	7,152,075
6,600	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36	6,898,122
14,400	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36 (7)(8)	15,050,448
5,968	Monroe County, NY, Airport Authority, (MBIA), (AMT), 5.875%, 1/1/18 (7)(8)	6,879,589
10,000	New Jersey Transportation Trust Fund Authority, (FGIC), 0.00%, 12/15/30	3,566,600
20,000	New Jersey Transportation Trust Fund Authority, (MBIA), 0.00%, 12/15/27	8,109,000
5,000	New Jersey Transportation Trust Fund Authority, (XLCA), Variable Rate, 6.19%, 6/15/17 (1)(11)	5,287,150
11,135	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	11,166,623
10,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	11,068,470
770	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	811,172
6,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32 (7)(8)	6,277,980
1,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.435%, 7/1/32 (1)(2)	1,138,990
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	7,036,200
25,000	Wayne County, MI, Airport Authority, (MBIA), 5.00%, 12/1/34 (3)	26,076,000
		$135,258,599

Insured-Water and Sewer — 3.1%
$10,200	Connecticut Development Authority, Aquarion Water, (XLCA), (AMT), 5.00%, 7/1/38 (7)(8)	$10,291,800
7,310	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	7,256,637
2,795	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	2,731,358
7,510	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	7,668,536
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	3,723,300
4,720	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	4,747,234
		$36,418,865
Lease Revenue/Certificates of Participation — 1.9%
21,000	Greenville County, SC, School District, 5.00%, 12/1/24 (7)(8)	$22,359,890
		$22,359,890
Nursing Home — 1.4%
2,735	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$2,858,485
2,300	Colorado Health Facilities Authority, (Volunteers of America), 5.75%, 7/1/20	2,338,870
3,600	Colorado Health Facilities Authority, (Volunteers of America), 5.875%, 7/1/28	3,657,672
1,100	Colorado Health Facilities Authority, (Volunteers of America), 6.00%, 7/1/29	1,124,673
2,445	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,491,235
1,160	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	985,432
2,975	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,982,378
		$16,438,745
Other Revenue — 11.7%
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	$815,280
5,715	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	6,157,398
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20 (1)	1,100,770
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	7,165,644
45,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	3,085,650
38,300	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,371,140

$6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26 (1)	$6,129,120
2,295	Golden State Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,595,897
18,250	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/33 (7)(8)	20,297,468
6,600	Golden State Tobacco Securitization Corp., CA, 5.625%, 6/1/38 (7)(8)	7,388,469
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31 (1)	5,278,637
14,000	Non-Profit Preferred Funding Trust I, 5.17%, 9/15/37 (5)	14,091,700
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	555,190
25,715	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	26,062,153
1,984	Pueblo of Santa Ana, NM, 15.00%, 4/1/24 (1)	2,020,234
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (7)(8)	6,477,540
2,140	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,236,077
13,345	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	15,230,515
7,050	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39 (7)(8)	8,046,059
1,500	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	1,532,370
		$137,637,311
Senior Living / Life Care — 5.5%
7,570	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$7,881,808
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (9)	2,266,075
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27 (10)	2,128,380
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	8,473,387
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/13	450,320
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/13	428,090
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/14	406,920
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/14	386,910
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/15	367,920
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/15	349,760
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/16	332,620
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/16	316,310
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/17	300,720

$1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/17	$285,950
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/18	272,000
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/18	258,630
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/19	245,900
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/19	233,910
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,525,125
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,729,402
5,040	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	5,192,460
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,536,641
500	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	514,645
1,600	North Carolina Medical Care Commission Retirement (United Methodist), 5.50%, 10/1/32	1,657,728
5,205	North Miami, FL, Health Care Facilities, (Imperial Club), 8.00%, 1/1/33 (6)	4,575,768
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	538,549
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,299,823
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,743,156
2,000	Suffolk County, NY, Industrial Development Agency, (Jeffersons Ferry Project), 5.00%, 11/1/28	2,074,920
		$63,773,827
Special Tax Revenue — 7.9%
1,330	Avelar Creek Community Development District, FL, (Capital Improvements), 5.375%, 5/1/36	$1,356,347
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,386,966
3,160	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,435,141
500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	506,775
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,324,813
560	Cascades Groveland Community Development District, FL, (Capital Improvements), 5.30%, 5/1/36	566,457
2,285	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,415,725
3,800	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	3,884,816

$3,625	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	$3,675,605
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32 (7)(8)	23,517,392
2,325	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	2,466,011
2,500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	2,665,650
2,250	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	2,450,250
18,335	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/46	19,182,260
6,450	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	6,539,075
2,470	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,552,918
3,755	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	3,830,325
5,000	Tisons Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11	5,029,650
		$92,786,176
Transportation — 1.9%
750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$771,188
910	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	978,114
1,180	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,282,141
17,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	18,844,780
		$21,876,223
Water and Sewer — 1.5%
7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,963,840
10,000	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33 (7)(8)	10,315,300
		$17,279,140
Total Tax-Exempt Investments (identified cost $1,252,099,853)		$1,329,440,747

Short-Term Investments — 1.6%

Security	Principal Amount (000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Yale University), Variable Rate, 3.65%, 7/1/36	$19,000	$19,000,000
Total Short-Term Investments (at amortized cost, $19,000,000)		$19,000,000
Total Investments — 115.2% (identified cost $1,271,099,853)		$1,348,440,747
Other Assets, Less Liabilities — (15.2)%		$(178,388,959)
Net Assets — 100.0%		$1,170,051,788

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At October 31, 2006, the concentration of the Fund's investments in the various states or territories, determined as a percentage of net assets, is as follows:

California	14.7%
New Jersey	10.4%
Puerto Rico	10.4%
Others, representing less than 10% individually	79.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 23.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 6.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $49,593,763 or 4.2% of the Fund's net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.

(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	When-issued security.
(6)	Defaulted bond.
(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(9)	Security is in default and making only partial interest payments.
(10)	Security is in default with respect to interest payments.
(11)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/06	2,800 U.S. Treasury Bond	Short	$(309,681,850)	$(315,437,500)	$(5,755,650)

At October 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,110,625,826
Gross unrealized appreciation	$83,764,697
Gross unrealized depreciation	(5,364,226)
Net unrealized appreciation	$78,400,471

Eaton Vance Kansas Municipals Fund                                                                                        as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.2%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 5.9%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$575,344
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	303,996
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	700,470
		$1,579,810
Hospital — 13.1%
500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$525,785
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	789,675
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	863,123
250	Sedgwick County, Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	260,737
500	University of Kansas Hospital Authority, 5.50%, 9/1/22	534,225
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	533,280
		$3,506,825
Insured-Education — 4.7%
100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$108,632
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	341,770
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	798,810
		$1,249,212
Insured-Electric Utilities — 9.5%
250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$264,555
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,075,140
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	672,894
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	529,005
		$2,541,594
Insured-Escrowed/Prerefunded — 17.7%
250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	$262,522
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	543,445
250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	260,697

1

$250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	$266,110
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	263,975
690	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (6)(7)	741,467
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	805,380
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	520,820
500	Topeka, Water Pollution Control Utility System, (FGIC), Prerefunded to 8/1/08, 5.40%, 8/1/31	520,535
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	532,650
		$4,717,601
Insured-General Obligations — 25.7%
250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	$261,457
500	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/23	535,525
1,350	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/30	1,434,577
1,000	Geary County, (XLCA), 3.50%, 9/1/31	860,060
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	285,799
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27 (3)	644,886
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	237,888
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	345,273
750	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	798,128
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	519,445
240	Puerto Rico, (MBIA), 5.50%, 7/1/20 (6)(7)	280,509
150	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	129,407
600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	509,538
		$6,842,492
Insured-Hospital — 8.2%
250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$261,080

2

$500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	$511,400
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26 (4)	510,580
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	642,390
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	260,915
		$2,186,365
Insured-Housing — 1.0%
250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$267,463
		$267,463
Insured-Industrial Development Revenue — 3.7%
250	Kansas Development Finance Authority, (Department of Administration), (FGIC), 5.00%, 11/1/25	$268,838
440	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.00%, 5/1/26	468,340
250	Wyandotte, (BPU Office Building), (MBIA), 5.00%, 5/1/21 (4)	263,095
		$1,000,273
Insured-Lease Revenue / Certificates of Participation — 3.5%
500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21 (5)	$532,465
360	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (6)(7)	405,174
		$937,639
Insured-Special Tax Revenue — 3.3%
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$98,235
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	38,573
525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.167%, 7/1/28 (1)(2)	565,346
990	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	177,685
		$879,839
Insured-Transportation — 6.1%
750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$794,243
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.435%, 7/1/32 (1)(2)	113,899
600	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (6)(7)	708,900
		$1,617,042

3

Insured-Water and Sewer — 2.0%
$500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	$527,605
		$527,605
Water and Sewer — 0.8%
200	Kansas Development Finance Authority, 5.00%, 11/1/21	$211,536
		$211,536
Total Tax-Exempt Investments — 105.2% (identified cost $26,529,564)		$28,065,296
Other Assets, Less Liabilities — (5.2)%		$(1,389,977)
Net Assets — 100.0%		$26,675,319

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2006, 81.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 20.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $679,245 or 2.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2006.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

4

A summary of financial instruments at October 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/06	25 U.S. Treasury Bond	Short	$(2,826,456)	$(2,816,406)	$10,050

At October 31, 2006, the Fund had entered into an interest rate swap with JPMorgan Chase Bank, N.A. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.77% on the notional amount of $2,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates February 26, 2037, is recorded as a payable for open swap contracts of $154,468 on October 31, 2006.

At October 31, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,196,195
Gross unrealized appreciation	$1,609,101
Gross unrealized depreciation	—
Net unrealized appreciation	$1,609,101

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	January 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	January 12, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	January 12, 2007